UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2000

Check here if Amendment 	[  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
 						                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	   LVM Capital Management, Ltd.
Address:	7840 Moorsbridge Road
		       Portage, Michigan  49024

13F File Number:	28-6658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	 Michelle M. Larabee
Title:	Director of Operations
Phone:	616-321-8120
Signature, Place, and Date of Signing:

	Michelle M. Larabee	  Portage, Michigan		August 8, 2000

Report Type (Check only one.):
[X ]		13F Holdings Report
[  ]		13F Notice.
[  ]		13F Combination Report.

 List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		80

Form 13F Information Table Value Total:		$159,402

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JANUS FUND                                      471023101      260 5719.667 SH       SOLE                 5719.667
ABBOTT LABS                    COM              002824100      309     6940 SH       SOLE                     6940
ADOBE SYSTEMS                  COM              00724f101     7312    56245 SH       SOLE                    56245
AMERICAN EXPRESS               COM              025816109     3674    70475 SH       SOLE                    70475
AMERICAN HOME PRODUCTS         COM              026609107     1156    19678 SH       SOLE                    19678
AMERICAN INTERNATIONAL GROUP   COM              026874107     9488    80752 SH       SOLE                    80752
APPLIED MATERIALS              COM              038222105     1009    11130 SH       SOLE                    11130
AT&T                           COM              001957109     3284   103828 SH       SOLE                   103828
BANK OF AMERICA                COM              060505104      401     9319 SH       SOLE                     9319
BANK ONE                       COM              059438101      319    12001 SH       SOLE                    12001
BELL ATLANTIC                  COM              077853109      371     7296 SH       SOLE                     7296
BELLSOUTH                      COM              079860102      158     3716 SH       SOLE                     3716
BLYTH                          COM              09643p108     3710   125750 SH       SOLE                   125750
BP AMOCO PLC ADR               COM              055622104     1074    18980 SH       SOLE                    18980
BRISTOL MYERS SQUIBB           COM              110122108     4470    76735 SH       SOLE                    76735
CARDINAL HEALTH                COM              14149y108     8195   110748 SH       SOLE                   110748
CASEY'S GENERAL STORES         COM              147528103     1674   161332 SH       SOLE                   161332
CHASE MANHATTAN                COM              16161A108     3140    68162 SH       SOLE                    68162
CHEVRON                        COM              166751107      630     7430 SH       SOLE                     7430
CISCO SYSTEMS                  COM              17275r102     1909    30038 SH       SOLE                    30038
CITIGROUP                      COM              172967101     3883    64452 SH       SOLE                    64452
COCA COLA                      COM              191216100      180     3136 SH       SOLE                     3136
CORNING                        COM              219350105     4171    15457 SH       SOLE                    15457
DENTSPLY INTERNATIONAL         COM              249030107      114     3700 SH       SOLE                     3700
DU PONT                        COM              263534109       15      351 SH       SOLE                      351
ENRON                          COM              293561106       26      400 SH       SOLE                      400
EUROPE FUND                    COM              29874m103     1067    61400 SH       SOLE                    61400
EXXON MOBIL                    COM              30231g102     3849    49026 SH       SOLE                    49026
FANNIE MAE                     COM              313586109     3277    62798 SH       SOLE                    62798
FIRST AUSTRALIA FUND           COM              318652104       76    11000 SH       SOLE                    11000
FIRSTAR CORPORATION            COM              33763v109      710    33697 SH       SOLE                    33697
FORD                           COM              345370100      546    12700 SH       SOLE                    12700
GENERAL ELECTRIC               COM              369604103     2428    45813 SH       SOLE                    45813
GPU                            COM              36225X100        3      100 SH       SOLE                      100
GTE                            COM              362320103     4790    76950 SH       SOLE                    76950
HARMONIC                       COM              413160102      854    34515 SH       SOLE                    34515
HEWLETT PACKARD                COM              428236103      237     1900 SH       SOLE                     1900
ING GROEP ADR                  COM              456837103      831    12318 SH       SOLE                    12318
INTEL                          COM              458140100    13446   100575 SH       SOLE                   100575
INTERNATIONAL BUSINESS MACHINE COM              459200101     7366    67228 SH       SOLE                    67228
J.P. MORGAN                    COM              616880100      477     4330 SH       SOLE                     4330
JACOBS ENGINEERING             COM              469814107     2354    72000 SH       SOLE                    72000
JOHNSON & JOHNSON              COM              478160104      658     6454 SH       SOLE                     6454
KIMBERLY CLARK                 COM              494368103      184     3212 SH       SOLE                     3212
LANDAUER                       COM              51476K103      224    14400 SH       SOLE                    14400
LEXMARK INTERNATIONAL          COM              529771107     1952    29020 SH       SOLE                    29020
LUCENT TECHNOLOGIES            COM              549463107      747    12612 SH       SOLE                    12612
MBIA                           COM              55262C100      441     9150 SH       SOLE                     9150
MEDTRONIC                      COM              585055106      674    13531 SH       SOLE                    13531
MELLON FINANCIAL               COM              58551a108     3585    98399 SH       SOLE                    98399
MERCK                          COM              589331107     1606    20960 SH       SOLE                    20960
MICROSOFT                      COM              594918104     1134    14175 SH       SOLE                    14175
MINNESOTA MINING & MANUFACTURI COM              604059105      134     1628 SH       SOLE                     1628
MOTOROLA                       COM              620076109     3181   109450 SH       SOLE                   109450
NCI BUILDING SYSTEMS           COM              628852105     1637    80840 SH       SOLE                    80840
NISOURCE                       COM              65473p105      423    22700 SH       SOLE                    22700
PEPSICO                        COM              713448108      230     5170 SH       SOLE                     5170
PFIZER                         COM              717081103      229     4774 SH       SOLE                     4774
PHARMACIA                      COM              71713u102      219     4244 SH       SOLE                     4244
PHILIP MORRIS                  COM              718154107       99     3730 SH       SOLE                     3730
PROCTER & GAMBLE               COM              742718109       66     1160 SH       SOLE                     1160
ROYAL DUTCH PETROLEUM          COM              780257804     1631    26500 SH       SOLE                    26500
SAFEWAY                        COM              786514208     3875    86115 SH       SOLE                    86115
SBC COMMUNICATIONS             COM              78387G103     1111    25679 SH       SOLE                    25679
STMICRO- ELECTRONICS           COM              861012102     1791    27900 SH       SOLE                    27900
STRYKER                        COM              863667101     6481   148140 SH       SOLE                   148140
SUN MICROSYSTEMS               COM              866810104      495     5440 SH       SOLE                     5440
SUNGARD DATA SYSTEMS           COM              867363103     5106   164705 SH       SOLE                   164705
SYMANTEC                       COM              871503108     3834    71075 SH       SOLE                    71075
TELEFONICA SA  ADR             COM              879382208     2720    42466 SH       SOLE                    42466
TJX                            COM              872540109      362    19300 SH       SOLE                    19300
TYCO INTERNATIONAL             COM              902124106       76     1610 SH       SOLE                     1610
UNITED PARCEL SERVICE CL B     COM              911312106      207     3500 SH       SOLE                     3500
US WEST                        COM              91273H101      221     2577 SH       SOLE                     2577
VIACOM CL B                    COM              925524308        7      108 SH       SOLE                      108
WALGREEN                       COM              931422109      140     4340 SH       SOLE                     4340
WALT DISNEY                    COM              254687106      221     5700 SH       SOLE                     5700
WATSON PHARMACEUTICALS         COM              942683103     9971   185500 SH       SOLE                   185500
WEBS - JAPAN INDEX SERIES      COM              92923h889      486    32000 SH       SOLE                    32000
WELLS FARGO                    COM              949740104        4       97 SH       SOLE                       97